UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Scopus Asset Management, LLC
Address:  623 5th Avenue
          31st Floor
          New York, New York 10022

Form 13F File Number:  028-11668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Eric P. Salzman
Title:  Chief Financial Officer
Phone:  (212) 251-3270

Signature, Place, and Date of Signing:

/s/ Eric P. Salzman        New York, New York        October 24, 2006
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $ 193,860 (in thousands)

List of Other Included Managers:


* Mr. Alexander Mitchell is the investment manager of Scopus Advisors, LLC and Scopus Asset Management, LLC, which have investment discretion over the investment portfolios reported herein.

                                   Title of               Market Value SH/Prn  SH/ PUT/ Invest  Other    Voting Authority
Name of Issuer                      Class         CUSIP     (x1,000)   Amount  Prn CALL  Disc  Managers  Sole   Shared None
AGRIUM INC                          COMMON      008916108       15,463 572,920 SH       SHARED          572,920
AMERICAN RAILCAR INDS INC           COMMON      02916P103          493  16,932 SH       SHARED           16,932
ARCH CHEMICALS INC                  COMMON      03937R102          171   5,997 SH       SHARED            5,997
CABOT CORP                          COMMON      127055101       11,785 316,790 SH       SHARED          316,790
CELADON GROUP INC                   COMMON      150838100        8,805 529,159 SH       SHARED          529,159
CHAMPS ENTMT INC DEL                COMMON      158787101          371  61,000 SH       SHARED           61,000
CHAPARRAL STEEL CO DE;              COMMON      159423102        2,799  82,165 SH       SHARED           82,165
COLD SPRING CAP INC                 COMMON      192865103        1,920 357,500 SH       SHARED          357,500
COLD SPRING CAP INC            *W EXP 11/11/200 192865111           80 250,000 SH       SHARED          250,000
CON-WAY INC                         COMMON      205944101        1,376  30,700 SH       SHARED           30,700
CROWN HOLDINGS INC                  COMMON      228368106        3,168 170,337 SH       SHARED          170,337
DEERE & CO                          COMMON      244199105       13,944 166,181 SH       SHARED          166,181
DENNYS CORP                         COMMON      24869P104          912 267,380 SH       SHARED          267,380
DOLLAR FINL CORP                    COMMON      256664103          187   8,575 SH       SHARED            8,575
FMC CORP                          COMMON NEW    302491303        7,945 123,998 SH       SHARED          123,998
FREIGHTCAR AMER INC                 COMMON      357023100        1,855  35,000 SH       SHARED           35,000
GARDNER DENVER INC                  COMMON      365558105        1,819  55,000 SH       SHARED           55,000
GREENBRIER COS  INC                 COMMON      393657101        2,324  80,100 SH       SHARED           80,100
GRUBB & ELLIS RLTY ADVISORS IN UNIT 99/99/9999  400096202        1,310 200,000 SH       SHARED          200,000
HEARTLAND EXPRESS INC               COMMON      422347104        3,118 198,880 SH       SHARED          198,880
HUB GROUP INC                        CL A       443320106        4,407 193,458 SH       SHARED          193,458
HUNT JB TRANS SVCS INC              COMMON      445658107        4,154 200,000 SH       SHARED          200,000
ILLINOIS TOOL WKS INC               COMMON      452308109        1,347  30,000 SH       SHARED           30,000
ITT CORP NEW                        COMMON      450911102        4,573  89,200 SH       SHARED           89,200
JLG INDS INC                        COMMON      466210101          100   1,981 SH       SHARED              100
KIRBY CORP                          COMMON      497266106        1,764  56,296 SH       SHARED           56,296
KNIGHT TRANSN INC                   COMMON      499064103        5,594 330,055 SH       SHARED          330,055
LOUISIANA PAC CORP                  COMMON      546347105        2,279 121,400 SH       SHARED          121,400
LYONDELL CHEMICAL  CO               COMMON      552078107        8,593 338,700 SH       SHARED          338,700
MARINEMAX INC                       COMMON      567908108          986  38,738 SH       SHARED           38,738
MARTEN TRANS LTD                    COMMON      573075108        1,588  92,944 SH       SHARED           92,944
MCCORMICK & SCHMICKS SEAFD RES      COMMON      579793100        1,220  54,268 SH       SHARED           54,268
MONSANTO CO NEW                     COMMON      61166W101        2,821  60,000 SH       SHARED           60,000
MORTONS RESTAURANT GRP INC N        COMMON      619430101        2,929 190,050 SH       SHARED          190,050
NEW YORK & CO INC                   COMMON      649295102          392  30,000 SH       SHARED           30,000
OLD DOMINION FGHT LINES INC         COMMON      679580100          242   8,072 SH       SHARED            8,072
OLIN CORP                         COM PAR $1    680665205          860  56,000 SH       SHARED           56,000
PACER INTL INC TENN                 COMMON      69373H106        5,727 206,307 SH       SHARED          206,307
PACTIV CORP                         COMMON      695257105        3,425 120,500 SH       SHARED          120,500
PANERA BREAD CO                      CL A       69840W108        6,926 118,900 SH       SHARED          118,900
PANTRY INC                          COMMON      698657103        2,819  50,000 SH       SHARED           50,000
PIONEER COS INC                   COMMON NEW    723643300        4,249 173,338 SH       SHARED          173,338
POLYONE CORP                        COMMON      73179P106        1,026 123,218 SH       SHARED          123,218
ROCK-TENN CO                         CL A       772739207        1,255  63,400 SH       SHARED           63,400
ROHM & HAAS CO                      COMMON      775371107        3,098  65,430 SH       SHARED           65,430
RUBY TUESDAY INC                    COMMON      781182100        3,831 135,900 SH       SHARED          135,900
TERRA INDS INC                      COMMON      880915103          279  36,200 SH       SHARED           36,200
TEXTRON INC                         COMMON      883203101       11,819 135,075 SH       SHARED          135,075
U S XPRESS ENTERPRISES INC           CL A       90338N103       10,679 461,117 SH       SHARED          461,117
UAL CORP                          COMMON NEW    902549807        3,899 146,729 SH       SHARED          146,729
WABTEC CORP.                        COMMON      929740108        2,393  88,212 SH       SHARED           88,212
WESCO INTL INC                      COMMON      95082P105        8,741 150,628 SH       SHARED          150,628
                                                               193,860
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